GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
GOING CONCERN [Abstract]
GOING CONCERN

NOTE 9 - GOING CONCERN

These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. However, we incurred a net loss of ($6,247,402) for the six months ended June 30, 2012. We have remained in business primarily through the deferral of salaries by management, the issuance of stock to compensate employees and consultants, and raising funds from the sale of two year convertible notes. We intend on financing our future development activities from the same sources, until such time that funds provided by operations are sufficient to fund working capital requirements.

These factors, among others, raise substantial doubt about our ability to continue as a going concern for a reasonable period of time.

NOTE 14 - GOING CONCERN

These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. However, we have incurred net losses of ($12,270,871) and ($9,574,016) for the years ended December 31, 2011 and 2010, respectively. We have remained in business primarily through the deferral of salaries by management, loans from our chief executive officer, and loans from a significant shareholder. We intend on financing our future development activities from the same sources, until such time that funds provided by operations are sufficient to fund working capital requirements.

These factors, among others, raise substantial doubt about our ability to continue as a going concern for a reasonable period of time.